LONG-TERM DEBT - Bank credit facilities (Details) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Long-term debt
Long-term debt		$ 5,346.7	$ 5,669.9
Assets carrying value		9,644.9	9,217.4
Amount outstanding		5,311.7	5,638.1
Quebecor Media
Long-term debt
Long-term debt		$ 1,988.9	2,419.7
Quebecor Media | Secured term loan "B" facility maturing in August 2020
Long-term debt
Long-term debt	$ 350.0
Quarterly amortization payments (as a percent)	1.00%	1.00%
Quebecor Media | Secured term loan "B" facility maturing in August 2020 | LIBOR floor
Long-term debt
Interest rate premium (as a percent)	2.25%	2.25%
Quebecor Media | Secured revolving credit facility
Long-term debt
Amount outstanding		$ 0.0	0.0
Quebecor Media | Secured revolving credit facility maturing in July 2020
Long-term debt
Maximum borrowing capacity		300.0
Quebecor Media | Secured term loan "B" maturing in August 2020
Long-term debt
Amount outstanding		420.4	453.4
Quebecor Media | Bank credit facilities
Long-term debt
Long-term debt		420.4	453.4
Assets carrying value		3,045.4	3,123.2
Videotron
Long-term debt
Long-term debt		3,294.6	3,180.3
Videotron | Secured revolving credit facility
Long-term debt
Amount outstanding		0.0	209.4
Videotron | Secured revolving credit facility maturing in July 2021
Long-term debt
Maximum borrowing capacity		965.0
Videotron | Bank credit facilities
Long-term debt
Long-term debt		5.4	225.5
Assets carrying value		6,665.7	5,804.3
Videotron | Secured export financing facility maturing in June 2018
Long-term debt
Maximum borrowing capacity		75.0
Amount outstanding		5.4	16.1
TVA Group | Secured revolving credit facility
Long-term debt
Amount outstanding		0.0	0.0
TVA Group | Secured revolving credit facility maturing in February 2019
Long-term debt
Maximum borrowing capacity		150.0
TVA Group | Bank credit facilities
Long-term debt
Long-term debt		62.9	69.6
TVA Group | Secured term loan maturing in November 2019
Long-term debt
Long-term debt		75.0
Amount outstanding		$ 62.9	$ 69.6